Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2022
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Disclosure of Trade Receivables

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
Trade receivables	20,390	2,602
Valuation allowance	(29)	—

Total net value of trade receivables	20,361	2,602

Disclosure of Subsidies Receivables

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
Research tax credit	9,268	11,244

Total subsidies receivables	9,268	11,244

Disclosure of Other Current Assets

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
VAT receivables	1,398	1,621
Prepaid expenses and other prepayments	8,171	5,838
Tax and social receivables	46	65
Deferred expenses and other current assets	50	170

Total other current assets	9,665	7,694